Note 2 - Summary of significant accounting policies: Research and development (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Research and development

Research and development expenses

Research and development expenses include salaries and other compensation-related expenses to the Company’s research and product development personnel, and related expenses for the Company’s research and product development team.

Selling expenses

Selling expenses include expenses include salaries and other compensation-related expenses to the Company’s sales personnel and expenses relating to marketing and brand promotion activities.

General and administrative expenses

General and administrative expenses include salaries and other compensation-related to the Company’s general corporate functions, professional service fee, costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.